Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Results of operations
The following tables summarize our unaudited consolidated quarterly results of operations as reported for 2015 and 2014:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2015:
Revenue	$2,169.4	$2,311.4	$2,344.0	$2,290.2
Operating income	372.8	389.2	442.9	353.9
Net income	172.5	190.3	215.2	172.4
Net income attributable to Republic Services, Inc.(1)	172.4	190.3	215.0	172.3
Diluted earnings per common share	0.49	0.54	0.61	0.49
2014:
Revenue(1)	$2,077.2	$2,229.2	$2,267.9	$2,229.1
Operating income(1)	306.1	378.3	382.4	166.4
Net income	132.6	179.0	185.8	50.5
Net income attributable to Republic Services, Inc.	132.5	179.0	185.8	50.3
Diluted earnings per common share	0.37	0.50	0.52	0.14

(1) - Line items in these rows do not total to amounts reported in the consolidated statements of income for the years ended December 31, 2015 and 2014 due to rounding.